Fair Value Measurement - Schedule of Company's Assets Required to be Measured at Fair Value on a Recurring Basis (Details) - USD ($)		Jun. 30, 2026	Jun. 30, 2025
Schedule of Company's Assets Required to be Measured at Fair Value on a Recurring Basis [Line Items]
Equity investments without readily determinable fair value using NAV practical expedient	[1]	$ 1,292,181	$ 566,343
Available-for-sale equity securities		66,944	59,998
Level 1 [Member]
Schedule of Company's Assets Required to be Measured at Fair Value on a Recurring Basis [Line Items]
Equity investments without readily determinable fair value using NAV practical expedient	[1]
Available-for-sale equity securities		66,944	59,998
Level 2 [Member]
Schedule of Company's Assets Required to be Measured at Fair Value on a Recurring Basis [Line Items]
Equity investments without readily determinable fair value using NAV practical expedient	[1]
Available-for-sale equity securities
Level 3 [Member]
Schedule of Company's Assets Required to be Measured at Fair Value on a Recurring Basis [Line Items]
Equity investments without readily determinable fair value using NAV practical expedient	[1]
Available-for-sale equity securities

[1]	In accordance with ASC 820, investments that are measured at fair value using the NAV practical expedient are not classified in the fair value hierarchy.